Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Eemployee benefit plan schedule of asset held for investments
BMO 401(k) SAVINGS PLAN
(Federal Employer Identification Number:
51-0275712;
Plan Number: 001)
SCHEDULE H, LINE 4(i) —
SCHEDULE
OF ASSETS (HELD AT END OF YEAR)
December 31, 2025

Party-in- Interest	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment (Including Maturity Date, Rate of Interest, Collateral, and Par or Maturity Value)	Cost	Current Value
	Registered Investment Companies:
	BlackRock 80/20 Target Allocation Fund K	11,129,995 shares	(a)	$209,132,600
	BlackRock 60/40 Target Allocation Fund K	4,602,843 shares	(a)	74,520,033
	BlackRock 40/60 Target Allocation Fund K	1,925,400 shares	(a)	26,397,233
	BlackRock 20/80 Target Allocation Fund K	1,904,878 shares	(a)	22,153,733
	DFA Emerging Market Core Equity Fund	3,007,065 shares	(a)	87,445,448
	PIMCO All Asset Fund, Institutional Class	1,990,769 shares	(a)	22,734,582

				442,383,629

	Common and Collective Trusts:
	BlackRock LifePath Index Retirement Non-Lendable Fund H	22,391,304 shares	(a)	258,348,631
	BlackRock LifePath Index 2030 Non-Lendable Fund H	17,761,262 shares	(a)	217,209,580
	BlackRock LifePath Index 2035 Non-Lendable Fund H	18,272,078 shares	(a)	234,204,191
	BlackRock LifePath Index 2040 Non-Lendable Fund H	18,752,439 shares	(a)	251,228,299
	BlackRock LifePath Index 2045 Non-Lendable Fund H	22,217,328 shares	(a)	310,171,669
	BlackRock LifePath Index 2050 Non-Lendable Fund H	16,421,578 shares	(a)	237,014,281
	BlackRock LifePath Index 2055 Non-Lendable Fund H	11,365,030 shares	(a)	166,484,053
	BlackRock LifePath Index 2060 Non-Lendable Fund H	8,088,209 shares	(a)	118,657,255
	BlackRock LifePath Index 2065 Non-Lendable Fund H	3,794,255 shares	(a)	55,657,159
*	BNYM Mellon NSL Stock Index Fund, Institutional Class	1,062,757 shares	(a)	904,693,050
*	BNYM Mellon NSL Mid Cap Stock Index Fund, Institutional Class	326,260 shares	(a)	173,557,522
*	BNYM Mellon NSL Small Cap Stock Index Fund, Institutional Class	269,189 shares	(a)	134,979,474
*	BNYM Mellon NSL Aggregate Bond Index Fund, Institutional Class	384,655 shares	(a)	61,321,638
*	BNYM Mellon NSL ACWI ex-U.S. Fund, Institutional Class	365,545 shares	(a)	98,123,223
*	BNYM Mellon NSL TIPS Index Fund, Institutional Class	208,610 shares	(a)	32,941,599

Party-in- Interest	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment (Including Maturity Date, Rate of Interest, Collateral, and Par or Maturity Value)	Cost	Current Value
	Common and Collective Trusts (continued):
	Commingled Pension Trust Fund (U.S. Analyst) of JPMorgan Chase Bank, N.A	7,728,704 shares	(a)	$859,509,154
	Jennison Small/Mid Cap Equity Fund of the Prudential Trust Company	508,720 shares	(a)	58,294,212
	MFS International Equity Fund , Class 3A	5,971,526 shares	(a)	136,210,513
	Dimensional U.S. Small Cap CIT Fund, Class T	12,969,706 shares	(a)	153,691,017
	American Century High Yield Corporate CIT	4,720,103 shares	(a)	54,749,897
	TCW MetWest Total Return Bond Fund, Class Z1	5,714,609 shares	(a)	69,261,066

				4,586,307,483

	Common Stock:
*	Bank of Montreal	1,080,540 shares	(a)	176,981,909

	Fully Benefit-Responsive Investments:
	American General Life Insurance	Contract #GA-IM-0549-24005	(a)	57,175,055
	Met Tower Life	Contract #39829	(a)	57,177,266
	Nationwide Life Insurance	Contract #INV_BMO_IP_0324	(a)	57,184,028
	Pacific Life Insurance	Contract #G-027888.01.0001	(a)	57,178,214
	Prudential Insurance Company	Contract #GA-64412	(a)	57,175,691
	RGA	Contract #RGA00123	(a)	57,178,559
	Dreyfus	Cash equivalents	(a)	6,086,401

				349,155,214

	Notes Receivable from Participants:
*	Participant loans	Notes receivable; interest rates ranging from 3.25 percent to 9.50 percent and mature in 2026 through 2030	$-0-	63,463,046

				$5,618,291,281

*	– Represents party-in-interest
(a)	– These are participant-directed investments; therefore, the cost is not required to be reported.
There were no investment assets reportable as acquired and di
s
posed of
during
the year
ended
December 31, 2025.